Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Net sales	$ 53	$ 64,645	$ 75,493
Pretax loss on operations	(402)	(3,778)	(1,658)
Pretax (loss) gain on disposals	(354)	9,986	(4)
Pretax (loss) gain	(756)	6,208	(1,662)
Income tax (benefit) expense	(320)	2,207	(1,570)
Net (loss) earnings	$ (436)	$ 4,001	$ (92)